GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Jun. 29, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Jun. 29, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries	Jun. 29, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Jun. 29, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Jun. 28, 2013 Successor [Member]	Dec. 28, 2012 Successor [Member]	Jun. 28, 2013 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Jun. 28, 2013 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Jun. 28, 2013 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Jun. 28, 2013 Successor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents	$ 17,505	$ 97,582	$ 97,099	$ 1,455	$ 0	$ 0	$ 13,803	$ 97,511	$ 97,061	$ 2,247	$ 71	$ 38	$ 0	$ 0	$ 0	$ 10,112	$ 17,505	$ 980	$ 1,455	$ 7,401	$ 13,803	$ 1,731	$ 2,247	$ 0	$ 0
Accounts receivable - trade, net	157,487			0			134,269			23,218			0			179,648	157,487	0		153,758		25,890		0
Inventories	249,551			0			225,829			23,722			0			264,920	249,551	0		241,394		23,526		0
Intercompany receivable	0			18,384			4,878			0			(23,262)			0		18,074		0		8,856		(26,930)
Other current assets	66,776			38,104			24,297			4,545			(170)			60,858		25,964		44,234		3,271		(12,611)
Total current assets	491,319			57,943			403,076			53,732			(23,432)			515,538	491,319	45,018		446,787		63,274		(39,541)
Property and equipment, net	61,747			0			56,926			4,821			0			60,387	61,747	0		56,169		4,218		0
Goodwill	501,493			0			346,025			18,179			137,289			501,493	501,493	0		346,025		18,179		137,289
Other intangible assets, net	476,888			16,070			135,038			32,600			293,180			461,054	476,888	15,240		130,520		32,394		282,900
Investment in subsidiaries	0			803,267			99,321			0			(902,588)			0		796,948		102,091		0		(899,039)
Other assets	9,586			0			2,174			7,412			0			9,822	9,586	0		2,356		7,804		(338)
Total assets	1,541,033			877,280			1,042,560			116,744			(495,551)			1,548,294	1,541,033	857,206		1,083,948		125,869		(518,729)
Current Liabilities:
Accounts payable	113,603			0			106,051			7,552			0			125,519	113,603	0		112,304		13,215		0
Accrued expenses and other current liabilities	67,608			33,999			32,408			4,852			(3,651)			67,704		16,915		56,003		10,454		(15,668)
Intercompany payable	0			0			18,384			4,878			(23,262)			0		0		26,930		0		(26,930)
Current portion of capital leases	521			0			521			0			0			362	521	0		362		0		0
Total current liabilities	181,732			33,999			157,364			17,282			(26,913)			193,585	181,732	16,915		195,599		23,669		(42,598)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	814,220			365,000			427,726			0			21,494			815,047		365,000		430,102		0		19,945
Other liabilities	187,611			120,811			69,011			141			(2,352)			179,636		115,265		66,953		109		(2,691)
Total liabilities	1,183,563			519,810			654,101			17,423			(7,771)			1,188,268	1,183,563	497,180		692,654		23,778		(25,344)
Stockholders' equity	357,470			357,470			388,459			99,321			(487,780)			360,026	357,470	360,026		391,294		102,091		(493,385)
Total liabilities and stockholders' equity	$ 1,541,033			$ 877,280			$ 1,042,560			$ 116,744			$ (495,551)			$ 1,548,294	$ 1,541,033	$ 857,206		$ 1,083,948		$ 125,869		$ (518,729)